Stock Based Compensation and Employee Benefit Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Based Compensation and Employee Benefit Plans
11.	STOCK BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS

2008 Equity Incentive Plan — In October 2008, WPHI adopted the 2008 Equity Incentive Plan (the “2008 Plan”). The 2008 Plan provided for the grant of incentive stock options, non-statutory stock options, and other types of stock awards to employees, consultants, and directors of the Company. The 2008 Plan, as amended in 2010, has reserved for issuance upon grant or exercise of awards up to 55 adjusted shares of the Company’s common shares. As described below, in April 2014 all outstanding options were converted on a value-for-value basis to options in the 2014 NPS Corp Plan.

2011 Subsidiary Stock Option and Grant Plans — In August 2011, the Company’s two then operating subsidiaries adopted new plans. As such, Northern adopted the Northern Power Systems, Inc. 2011 Stock Option and Grant Plan (the “Northern 2011 Plan”) and Utility Scale adopted the Northern Power Systems Utility Scale, Inc. 2011 Stock Option and Grant Plan (the “Utility Scale 2011 Plan,” and together with the Northern 2011 Plan, the “Subsidiary Plans”). The Subsidiary Plans provided for the grant of incentive stock options, non-statutory stock options, and other types of stock awards to employees, consultants, and directors of the Company. The Subsidiary Plans each reserved for issuance upon grant or exercise of awards up to 3,000,000 shares of such subsidiary’s common shares. In addition, 3,000,000 shares of each Series X-1 and Series X-2 of the Company’s preferred stock had been reserved, respectively, for issuance upon exercise of the respective Subsidiary Plans’ options in the event of certain potential liquidation events of the Company. Based upon the provisions of the Subsidiary Plans’ option exercises into the Company’s preferred stock, the Company had determined that these options should be accounted for as liability classified awards.

2013 Stock Option and Grant Plan — In November 2013, WPHI adopted the Wind Power Holdings, Inc. 2013 Stock Option and Grant Plan (the “2013 WPHI Plan”). This plan provided for the grant of incentive stock options, non-statutory stock options, and other types of stock awards to employees, consultants and directors of the Company. 2,568,034 shares of WPHI common shares were authorized for issuance under the 2013 WPHI Plan. The Company reviewed the guidance at ASC 718 and had classified the grants as equity awards.

In connection with the adoption of the 2013 WPHI Plan, the board of directors and shareholders of WPHI authorized the termination of the Wind Power Holdings, Inc. 2008 Equity Incentive Plan, the Northern Power Systems, Inc. 2011 Stock Option and Grant Plan, and the Northern Power Systems Utility Scale, Inc. 2011 Stock Option and Grant Plan, to be effective upon completion of certain exchange offers and recapitalizations. Options which were outstanding under the Wind Power Holdings, Inc. 2008 Equity Incentive Plan would remain outstanding under the terms of the applicable option agreements and such plan, but no further grants would be made under such plan. Options which were outstanding under the Northern Power Systems, Inc. 2011 Stock Option and Grant Plan, and the Northern Power Systems Utility Scale, Inc. 2011 Stock Option and Grant Plan and not tendered for exchange by the holders thereof were automatically converted to options to purchase WPHI common shares under the 2013 WPHI Plan as part of the merger of Utility Scale into Northern and the recapitalization of Northern.

The Company calculates the fair value of stock-based payment awards on the date of grant for equity awards and as of each reporting period for liability awards until a measurement date is established for such awards. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods. Option pricing model input assumptions such as expected term, expected volatility, risk-free interest rate, dividend rate, and the fair value of the Company’s or, as applicable, the Subsidiary’s common shares impact the fair value estimate. Further, the forfeiture rate impacts the amount of aggregate compensation. These assumptions are subjective and generally require significant analysis and judgment to develop. The Company uses the simplified method for estimating expected term representing the midpoint between the vesting period and the contractual term. The Company estimates volatility based on the historical volatility of a peer group of publicly-traded companies. The risk-free interest rate is the implied yield currently available on U.S. treasury zero-coupon issues with a term equal to the expected vesting term. Estimated forfeitures are adjusted over the requisite service period based on the extent to which actual forfeitures differ from estimated forfeitures.

Effective on January 1, 2014, all options in the Subsidiary Plans automatically converted to options in the 2013 WPHI Plan on a value-for-value basis. At such time the Company considered the modification of such awards in accordance with ASC 718 and concluded that such transaction modified the Subsidiary Plan awards from liability accounting to equity treatment in nature. As such, as of such date, the measurement date for these awards was established and they would be accounted for as equity awards on a prospective basis. Awards that had originally been issued under the 2008 Plan, exchanged into options under the Subsidiary Plans, and then to the 2013 WPHI Plan, retained their original grant date fair value for purposes of calculating share-based compensation expense. The comparison of the fair value of the awards immediately before and after the modification resulted in the determination that no additional compensation expense was realized. Effective at such time the Company reclassified any values presented as liabilities for stock-based compensation to additional paid-in capital.

In November 2013 option holders of the Subsidiary Plans were granted an offer to exchange their awards for awards in the 2013 WPHI Plan receiving a lesser number of options than they would have received on the value-for-value basis, but at a lower exercise price as had been established in November 2013. Such exchange closed on January 28, 2014, and option holders who did not accept the exchange retained the value-for-value options that had converted on January 1, 2014. At such time the Company considered the fair value of such awards immediately before and after the closing of such exchange and determined that there was no additional compensation expense.

In March 2014, the Toronto Stock Exchange (“TSX”) informed the Company that it would be required to reprice the options issued in January 2014 upon completion of the option exchange described above, so that the exercise price for such options would be equal to the price per equity security sold in the private placement. The board of directors of the Company determined effective the end of March 2014 that it would reprice these options as required by the TSX and as permitted by the option exchange documents, but would not modify the number of shares issued to employees. The Company considered the fair value of such awards immediately before and after such repricing and determined that there was no additional compensation expense.

Immediately prior to the conversion described below, the Company had reserved 2,568,089 shares of common shares collectively in the 2008 Equity Incentive Plan and the 2013 WPHI Plan for both future exercise of outstanding stock options and shares available for future option grants. As described above, in April 2014 all outstanding options were converted on a value-for-value basis to options in the 2014 NPS Corp Plan.

2014 Northern Power Systems Corp. Stock Option and Incentive Plan — In April 2014 and as a result of the reverse takeover transaction, the Company adopted the Northern Power Systems Corp. 2014 Stock Option and Incentive Plan (the “2014 NPS Corp Plan”) which reserved 4,000,000 shares of the Company’s voting common shares for both future exercise of outstanding stock options and shares available for future outstanding grants. All options in the 2013 WPHI Plan and the 2008 Equity Incentive Plan were converted on a value-for-value basis to options in the 2014 NPS Corp plan. All other relevant terms and conditions remained the same. At such time the Company considered the modification of such awards in accordance with ASC 718 and concluded that such transaction did not result in additional compensation expense. The Company is accounting for grants under the 2014 NPS Corp Plan as equity awards.

A summary of the stock option activity under the 2014 NPS Corp Plan for the nine months ended September 30, 2014 is as follows:

	Shares	Weighted- Average Exercise Price	Average Remaining Weighted average Contractual Term (in Years)	Aggregate Intrinsic Value
Outstanding — December 31, 2013	—	—	—	—
Assumed in reverse takeover	1,830,012	$1.78
Granted	250,500	$3.95
Exercised	(18,059)	$1.59
Canceled	(4,643)	$2.92

Outstanding — September 30, 2014	2,057,810	$2.05	5.97 years	$3,257

Exercisable — September 30, 2014	933,491	$2.30	5.67 years	$1,270

Shares vested and expected to vest September 30, 2014	1,928,634	$2.06	5.95 years	$3,034

The aggregate intrinsic value in the table above represents the difference between the fair value of common shares and the exercise price of outstanding, in-the-money, stock options.

The weighted average grant-date fair value of options granted under the 2014 NPS Corp Plan at the grant date was $2.34 per share. At September 30, 2014, unrecognized stock-based compensation expense related to non-vested stock options is $1,233 which is expected to be recognized over the weighted average remaining vesting period of 2.2 years.

The Company estimated the grant-date fair values of stock options granted during the nine months ended September 30, 2014, using the Black-Scholes option pricing model and the following assumptions:

2014
Expected volatility	77.0% – 83.0%
Risk-free interest rate	1.05% – 1.54%
Expected life (years)	3.5 – 4.5
Dividend yield	0.0%

The Company recognizes stock-based compensation expense on a straight-line basis over the requisite service period. The forfeiture rate was 10% for the nine months ended September 30, 2014. Stock-based compensation expense, a non-cash expense, is included in each respective expense category as follows, for the nine months ended September 30, 2014 and 2013:

	Nine months ended September 30,
	2014	2013
Cost of revenue	$72	$29
Sales and marketing	68	12
Research and development	—	37
General and administrative	606	186

Total stock-based compensation expense	746	264
Restructuring	—	23

	$746	$287

In 2012, the Company modified options held by certain executives as part of separation agreements to fully vest such options as well as extend the contractual terms. For the nine months ended September 30, 2013, the Company recognized an additional restructuring expense of $23, reflecting the change in fair value of such options. Such options were converted to WPHI options on January 1, 2014 and are accounted for as equity awards. As such, there will be no additional expense associated with these options.

Mira III Stock Option Awards — The former officers and directors of Mira III had 35,938 stock options fully vested as of April 16, 2014 which provide the option to purchase shares of the Company’s common shares at an exercise price of CDN$3.48 per share during a one year period ending on April 16, 2015. A placement agent from a previous offering had also been granted options to purchase 7,187 Mira III common shares which were exercised in April 2014 at an exercise price of CDN$3.48 per share. A summary of the former officers and directors of Mira III option activity for the nine months ended September 30, 2014 is as follows:

	Shares	Weighted- Average Exercise Price (CDN)	Average Remaining Weighted average Contractual Term (in Years)	Aggregate Intrinsic Value (USD)
Outstanding — December 31, 2013	—	—	—	—
Assumed in Reverse Takeover	43,125	$3.48	1 Year	—
Granted	—
Exercised	(7,187)	$3.48
Canceled	—

Outstanding — September 30, 2014	35,938	$3.48	.6 Years	$11

Exercisable — September 30, 2014	35,938	$3.48	.6 Years	$11

Shares vested and expected to vest September 30, 2014	35,938	$3.48	.6 Years	$11

13.	STOCK BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS

2008 Equity Incentive Plan — In October 2008, the Company adopted the 2008 Equity Incentive Plan (the “2008 Plan”). The 2008 Plan provides for the grant of incentive stock options, non-statutory stock options, and other types of stock awards to employees, consultants, and directors of the Company. The 2008 Plan, as amended in 2010, has reserved for issuance upon grant or exercise of awards up to 55 adjusted shares of the Company’s common stock.

2011 Subsidiary Stock Option and Grant Plans — In August 2011, the Company’s two operating subsidiaries adopted new plans. As such, Northern adopted the Northern Power Systems, Inc. 2011 Stock Option and Grant Plan (the “Northern 2011 Plan”) and Utility Scale adopted the Northern Power Systems Utility Scale, Inc. 2011 Stock Option and Grant Plan (the “Utility Scale 2011 Plan,” and together with the Northern 2011 Plan, the “Subsidiary Plans”). The Subsidiary Plans provide for the grant of incentive stock options, non-statutory stock options, and other types of stock awards to employees, consultants, and directors of the Company. The Subsidiary Plans each reserve for issuance upon grant or exercise of awards up to 3,000,000 shares of such subsidiary’s common stock. In addition, 3,000,000 shares of each X-1 Series and X-2 Series of the Company’s preferred stock have been reserved, respectively, for issuance upon exercise of the respective Subsidiary Plans’ options in the event of certain potential liquidation events of the Company. Based upon the provisions of the Subsidiary Plans’ option exercises into the Company’s preferred stock, the Company has determined that these options should be accounted for as liability classified awards.

2013 Stock Option and Grant Plan — In November 2013, the Company adopted the Wind Power Holdings, Inc. 2013 Stock Option and Grant Plan (“the 2013 WPHI Plan”). This plan provides for the grant of incentive stock options, non-statutory stock options, and other types of stock awards to employees, consultants and directors of the Company. 2,568,034 shares of WPHI common stock are authorized for issuance under the 2013 WPHI Plan. The Company reviewed the guidance at ASC 718 and has classified the grants as equity awards.

In connection with the adoption of the 2013 WPHI Plan, the board of directors and shareholders of Wind Power Holdings, Inc. authorized the termination of the Wind Power Holdings, Inc. 2008 Equity Incentive Plan, the Northern Power Systems, Inc. 2011 Stock Option and Grant Plan, and the Northern Power Systems Utility Scale, Inc. 2011 Stock Option and Grant Plan, to be effective upon completion of the exchange offer described above. Options which are outstanding under the Wind Power Holdings, Inc. 2008 Equity Incentive Plan will remain outstanding under the terms of the applicable option agreements and such plan, but no further grants will be made under such plan. Options which are outstanding under the Northern Power Systems, Inc. 2011 Stock Option and Grant Plan, and the Northern Power Systems Utility Scale, Inc. 2011 Stock Option and Grant Plan and not tendered for exchange by the holders thereof were automatically converted to options to purchase WPHI common stock under the 2013 WPHI Plan as part of the merger of Utility Scale into Northern and the recapitalization of Northern described above.

The exercise price for incentive and non-statutory stock options granted under any of the 2008 Plan, Northern 2011 Plan, Utility Scale 2011 Plan and 2013 WPHI plan shall not be less than the fair market value of the common stock at the time the stock option is granted; provided however, that in the case of an incentive stock option granted to an employee who on the grant date owns stock representing more than 10% of the voting power of all classes of stock of the Company or any subsidiary, the per share exercise price shall be no less than 110% of the fair market value per share on the grant date.

In September 2011, certain employees of Northern and Northern Power Systems AG accepted an offer from the Company to exchange options of 141,189 adjusted shares issued under the 2008 Plan (the “Exchanged Options”) for options to purchase an aggregate of 1,849,924 and 1,985,424 shares of common stock of Northern and Utility Scale, respectively, under the Subsidiary Plans (the “New Options”). The exercise price for the New Options was equal to the fair market value of the common stock of Northern or Utility Scale at the date of the closing of the exchange offer. The New Options were vested to the extent that the Exchanged Options were vested and will terminate on the same date as the Exchanged Options. In addition, the Boards of Directors of Northern and Utility Scale granted additional options under the Subsidiary Plans to certain employees of Northern and Northern Power Systems AG in order to incent and retain such employees. The exercise price for these additional options was equal to the fair market value of the common stock of Northern or Utility Scale at the date of the offer and will vest in accordance with the Subsidiary Plans’ standard vesting schedule.

The Company calculates the fair value of stock-based payment awards on the date of grant for equity awards and as of each reporting period for liability awards, along with, on a one-time basis, the date of the options exchange, each as estimated using the Black-Scholes option pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods. Option pricing model input assumptions such as expected term, expected volatility, risk-free interest rate, dividend rate, and the fair value of the Company’s, or as applicable the Subsidiary’s, common stock impact the fair value estimate. Further, the forfeiture rate impacts the amount of aggregate compensation. These assumptions are subjective and generally require significant analysis and judgment to develop. The Company uses the simplified method for estimating expected term representing the midpoint between the vesting period and the contractual term. The Company estimates volatility based on the historical volatility of a peer group of publicly-traded companies. The risk-free interest rate is the implied yield currently available on U.S. treasury zero-coupon issues with a remaining term equal to the expected vesting term. Estimated forfeitures are adjusted over the requisite service period based on the extent to which actual forfeitures differ from estimated forfeitures.

At December 31, 2013, both the Northern 2011 Plan and the Utility Scale 2011 Plan still existed, as did all options outstanding under those plans. Effective on January 1, 2014, all options to purchase Northern Power Systems, Inc. or Northern Power Systems Utility Scale, Inc. stock automatically converted to options to purchase WPHI common stock on a value-for-value basis. Upon the completion of the exchange offer on January 28, 2014, option holders who accepted the exchange received a lesser number of options than they would have received on the value-for-value basis, but at a lower exercise price. Option holders who did not accept the exchange retained the value-for-value options.

At December 31, 2013, the Company estimated a $598 liability for the fair value of the Subsidiary Plans’ outstanding options using the Black-Scholes option pricing model. The liability balance reflects the earned portion of the option awards vested and expected to vest. The Company recorded an increase in additional paid-in capital of $266 for the excess of expense over the change in fair value of the Exchange Options. Since the subsidiary options will all convert to options in the WPHI plan as described below and become equity classified awards the liability balance associated with such awards is presented as a current liability at December 31, 2013.

At December 31, 2012, the Company estimated the fair value of the Subsidiary Plans’ outstanding options using the Black-Scholes option pricing model and a resulting liability was recorded of $456, reflecting the earned portion of the awards vested and expected to vest. The Company recorded $1,774 of additional paid-in capital reflecting the decrease in the fair value associated with the Exchanged Options.

A summary of the stock option activity under the 2008 Plan is as follows:

	Shares	Weighted- Average Exercise Price	Average Remaining Weighted average Contractual Term (in Years)	Aggregate Intrinsic Value
Outstanding — January 1, 2012	6,913	$81.43	2.00 years	$—
Granted	—	—
Exercised	—	—
Canceled	(110)	$81.43
Exchanged	—	—

Outstanding — December 31, 2012	6,803	$81.43	0.95 years	$—
Granted	—
Exercised	—
Canceled	(6,748)	$81.37
Exchanged	—

Outstanding — December 31, 2013	55	$89.50	2.90 years	$—

Exercisable — December 31, 2013	55	$89.50	2.90 years	$—

The aggregate intrinsic value in the table above represents the difference between the estimated fair value of common stock and the exercise price of outstanding, in-the-money stock options. In all periods presented, the estimated fair value of common stock was less than the exercise price of the options.

A summary of the stock option activity under the Northern 2011 Plan is as follows:

	Shares	Weighted- Average Exercise Price	Average Remaining Weighted average Contractual Term (in Years)	Aggregate Intrinsic Value
Outstanding — January 1, 2012	2,831,581	$1.45	5.70 years	$—
Granted	43,500	$1.37
Exercised
Canceled	(684,985)	$1.45
Exchanged

Outstanding — December 31, 2012	2,190,096	$1.45	4.61 years	$—
Granted	2,500	$0.54
Exercised
Canceled	(254,502)	$1.44
Exchanged

Outstanding — December 31, 2013	1,938,094	$1.45	3.49 years	$—

Exercisable — December 31, 2013	1,832,339	$1.45	3.41 years	$—

Shares vested and expected to vest December 31, 2013	1,932,614	$1.45	3.48 years	$—

The aggregate intrinsic value in the table above represents the difference between the estimated fair value of common stock and the exercise price of outstanding, in-the-money stock options. In all periods presented, the estimated fair value of common stock was less than the exercise price of the options.

The weighted average reporting-date fair value of options granted under the Northern 2011 Plan at December 31, 2013 was $0.61 per share. The weighted average reporting-date fair value of options granted under the Northern 2011 Plan at December 31, 2012 was $0.53 per share. At December 31, 2013, unrecognized stock compensation expense related to non-vested stock options is $39, which is expected to be recognized over the weighted average remaining vesting period of 0.75 years.

The Company estimated the grant-date fair values of stock options granted, along with the reporting-date fair value for options granted using the Black-Scholes option pricing model and the following assumptions, respectively:

	Reporting Date December 31, 2013	2013 Grant Dates	Reporting Date December 31, 2012	2012 Grant Dates
Risk free interest rate	0.13% – 1.14%	1.14%	0.21% – 0.63%	0.50% – 0.63%
Expected dividend yield	0%	0%	0%	0%
Expected life of options (in years)	1.0 – 3.75	3.75	1.5 – 4.5	4.5
Expected volatility	79% – 94%	87%	69% – 92%	82% – 92%

A summary of the stock option activity under the Utility Scale 2011 Plan is as follows:

	Shares	Weighted- Average Exercise Price	Average Remaining Weighted average Contractual Term (in Years)	Aggregate Intrinsic Value
Outstanding — January 1, 2012	2,786,124	$1.98	5.64 years	$—
Granted	—
Exercised	(100)	$1.98
Canceled	(458,866)	$1.98
Exchanged	—

Outstanding — December 31, 2012	2,327,158	$1.98	4.51 years	$—
Granted	1,000	$0.70
Exercised	—
Canceled	(239,316)	$1.98
Exchanged	—

Outstanding — December 31, 2013	2,088,842	$1.98	3.43 years	$—

Exercisable — December 31, 2013	1,990,895	$1.98	3.37 years	$—

Shares vested and expected to vest December 31, 2013	2,084,114	$1.98	3.43 years	$—

The aggregate intrinsic value in the table above represents the difference between the estimated fair value of common stock and the exercise price of outstanding, in-the-money stock options. In all periods presented, the estimated fair value of common stock was less than the exercise price of the options.

The weighted average reporting-date fair value of options granted under the Utility Scale 2011 Plan at December 31, 2013 was $0.80 per share. The weighted average reporting-date fair value of options granted under the Utility Scale 2011 Plan at December 31, 2012 was $0.70 per share. At December 31, 2013, unrecognized stock compensation expense related to non-vested stock options was $37, which is expected to be recognized over the weighted average remaining vesting period of 0.22 years.

The Company estimated the grant-date fair values of stock options granted, along with the reporting-date fair value for options granted using the Black-Scholes option pricing model and the following assumptions, respectively:

	Reporting Date December 31, 2013	2013 Grant Dates	Reporting Date December 31, 2012
Risk free interest rate	0.13% – 1.14%	1.14%	0.21% – 0.50%
Expected dividend yield	0%	0%	0%
Expected life of options (in years)	1.0 – 3.75	3.75	1.5 – 3.75
Expected volatility	79% – 94%	87%	69% – 84%

A summary of the stock option activity under the 2013 WPHI Plan is as follows:

	Shares	Weighted- Average Exercise Price	Average Remaining Weighted average Contractual Term (in Years)	Aggregate Intrinsic Value
Granted	1,667,883	$1.59	6.91 years	$—
Exercised	—
Canceled	—
Exchanged	—

Outstanding — December 31, 2013	1,667,883	$1.59	6.91 years	$—

Exercisable — December 31, 2013	330,463	$1.59	6.91 years	$—

Shares vested and expected to vest December 31, 2013	1,473,049	$1.59	6.91 years	$—

The aggregate intrinsic value in the table above represents the difference between the fair value grant date of common stock and the exercise price of outstanding, in-the-money stock options. At December 31, 2013 the estimated fair value of common stock was equal to the exercise price of the options.

The weighted average grant-date fair value of options granted under the 2013 WPHI Plan at grant was $1.59 per share. At December 31, 2013, unrecognized stock compensation expense related to non-vested stock options is $1,293, which is expected to be recognized over the weighted average remaining vesting period of 2.91 years.

The Company estimated the grant-date fair values of stock options granted, using the Black-Scholes option pricing model and the following assumptions, respectively:

2013 Grant Dates
Risk free interest rate	1.17% –1.35%
Expected dividend yield	0%
Expected life of options (in years)	4.29 – 4.50
Expected volatility	85.5% – 86.0%

The Company recognizes stock-based compensation expense net of estimated forfeitures on a straight-line basis over the requisite service period. The forfeiture rate was 10% for both the years ended December 31, 2013 and 2012. Stock-based compensation expense, a noncash expense, is included in each respective expense category as follows, for the years ended December 31, 2013 and 2012:

	2013	2012
Cost of revenue	$71	$143
Sales and marketing	43	87
Research and development	68	18
General and administrative	519	723

Total stock-based compensation expense	701	971
Restructuring	75	522

	$776	$1,493

In 2012, the Company modified options held by certain executives as part of separation agreements to fully vest such options as well as extend the contractual terms. In 2012, the Company recognized $522 of additional stock-based compensation expense within the restructuring expense category. In 2013 the Company recognized an additional expense of $75 reflecting the change in fair value of such options.